Loans and borrowings (Details 3)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
USD
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate basis	1 Month LIBOR + 70 to 105 bps	1 Month LIBOR + 45 to 82.7 bps
EUR
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate basis	0.81	0.81